INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2012	2011

Raw materials	$583	$510
Work in process	360	701
Finished products (*)	5,793	5,379

	$6,736	$6,590

(*)	Includes amounts of $ 4,977 and $ 4,680 for 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.